RELATED PARTY TRANSACTIONS AND BALANCES (Narrative) (Details) (USD $)				1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 CEEG (Nanjing) Semiconductor Co., Ltd. [Member]	Mar. 31, 2011 NRE [Member] sqm	Dec. 31, 2010 NRE [Member] sqm	Feb. 28, 2011 China Sunergy (Shanghai) Co., Ltd. ("Sunergy Nanjing") [Member]	Dec. 31, 2012 Non-trade related balance [Member]	Dec. 31, 2011 Non-trade related balance [Member]	Dec. 31, 2012 Non-trade related balance [Member] CEEG (Nanjing) Semiconductor Co., Ltd. [Member]	Dec. 31, 2012 Non-trade related balance [Member] Nanjing, PRC to Turkey through China Electric Equipment Group Co., Ltd. and the others mainly pertains to Eco Energy s.r.l's [Member]	Dec. 31, 2012 Non-trade related balance [Member] China Electric Equipment Group Co., Ltd. [Member]	Dec. 31, 2012 Non-trade related balance [Member] CEEG Nanjing International Trade Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	$ 67,006,828	$ 30,256,020					$ 3,205,133	$ 615,717	$ 11,400,000	$ 2,065,787	$ 1,600,000	$ 14,300,000
Payable balance for wafers purchased			56,300,000
Land purchased for use				8,000,000	5,600,000
Area of land				25,000	77,565.4
Purchased equipment and technology services						$ 800,000